SCHEDULE OF FINANCE LEASE RECEIVABLES (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Lease Receivables
Future minimum lease payments receivable	$ 17,976,334	$ 14,427,511	$ 9,586,741
Estimated residual value
Gross finance lease receivables	17,976,334	14,427,511	9,586,741
Less: unearned interest income	(46,844)	(37,344)	(22,688)
Finance lease receivables	17,929,490	14,390,167	9,564,053
Finance lease receivables, current	7,281,088	5,992,585	6,143,564
Finance lease receivables, non-current	$ 10,648,402	$ 8,397,582	$ 3,420,489